UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 17th Floor

         New York, New York  10151

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Bianchini
Title:     Operations Manager
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Mark Bianchini     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $210,653 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11291                      D.B. ZWIRN & CO., L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108 4112.76479   43609 SH       SHARED                          43609        0
ALDERWOODS GROUP INC           COM              014383103 4691.14026  295598 SH       SHARED                         295598        0
ALERIS INTL INC                COM              014477103 10237.94096 317554 SH       SHARED                         317554        0
ALTRIA GROUP INC               COM              02209S103 7254.5648    97090 SH       SHARED                          97090        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105 4720.16468  161318 SH       SHARED                         161318        0
AMERICAN TOWER CORP            CL A             029912201 10698.3212  394772 SH       SHARED                         394772        0
BEVERLY ENTERPRISES INC        COM NEW          087851309 18422.1103 1578587 SH       SHARED                        1578587        0
BON-TON STORES INC             COM              09776J101 1860.25859   97243 SH       SHARED                          97243        0
BURLINGTON COAT FACTORY        COM              121579106 1805.429     44900 SH       SHARED                          44900        0
BURLINGTON RES INC             COM              122014103  1439.54     16700 SH       SHARED                          16700        0
CARMIKE CINEMAS INC            COM              143436400 4504.67144  177629 SH       SHARED                         177629        0
CENVEO INC                     COM              15670S105 6653.19592  505562 SH       SHARED                         505562        0
CHARLES & COLVARD LTD          COM              159765106 1536.0888    76044 SH       SHARED                          76044        0
COACH INC                      COM              189754104 3289.52444   98666 SH       SHARED                          98666        0
ENPRO INDS INC                 COM              29355X107 837.9833     31094 SH       SHARED                          31094        0
FEDERATED DEPT STORES INC DE   COM              31410H101 10980.0692  165537 SH       SHARED                         165537        0
FLOWSERVE CORP                 COM              34354P105 5835.13956  147501 SH       SHARED                         147501        0
FOREST OIL CORP                COM PAR $0.01    346091705 8752.1742   192060 SH       SHARED                         192060        0
GARDNER DENVER INC             COM              365558105 6998.7759   141963 SH       SHARED                         141963        0
GTECH HLDGS CORP               COM              400518106  584.016     18400 SH       SHARED                          18400        0
GUIDANT CORP                   COM              401698105 15950.83875 246345 SH       SHARED                         246345        0
HUGHES SUPPLY INC              COM              444482103 3826.09125  106725 SH       SHARED                         106725        0
J JILL GROUP INC               COM              466189107 6138.08844  322548 SH       SHARED                         322548        0
KERR MCGEE CORP                COM              492386107 6133.23172   67502 SH       SHARED                          67502        0
MARCUS CORP                    COM              566330106 2102.545     89470 SH       SHARED                          89470        0
NEXTEL PARTNERS INC            CL A             65333F107 7081.64446  253459 SH       SHARED                         253459        0
NUTRI SYS INC NEW              COM              67069D108 3751.3389   104146 SH       SHARED                         104146        0
PLAINS EXPL& PRODTN CO         COM              726505100 4758.4621   119770 SH       SHARED                         119770        0
PRECISION CASTPARTS CORP       COM              740189105 7766.57805  149905 SH       SHARED                         149905        0
R H DONNELLEY CORP             COM NEW          74955W307 13496.81346 219033 SH       SHARED                         219033        0
SCIENTIFIC GAMES CORP          CL A             80874P109 6685.07312  245054 SH       SHARED                         245054        0
SEARS HLDGS CORP               COM              812350106 4360.21773   37741 SH       SHARED                          37741        0
SPRINT NEXTEL CORP             COM FON          852061100 4897.6576   209660 SH       SHARED                         209660        0
TODCO                          CL A             88889T107 3178.69508   83518 SH       SHARED                          83518        0
TXU CORP                       COM              873168108 4342.68975   86525 SH       SHARED                          86525        0
WASHINGTON GROUP INTL INC      COM NEW          938862208  969.351     18300 SH       SHARED                          18300        0